DEFINED CONTRIBUTION PENSION (Tables)	12 Months Ended
Dec. 31, 2022
DEFINED CONTRIBUTION PENSION
Schedule of pension cost

	For the Years End December 31,
	2022	2021
Research and development	$108	$98
Selling, general and administrative	52	42
Total pension cost	$160	$140